Redeemable Convertible Preferred Stock - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	May 31, 2019 shares	Jan. 31, 2019 shares	Sep. 30, 2017 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares
Temporary Equity [Line Items]
Distribution priority ratio				1.5
Preferred returns percentage				8.00%
Unpaid cumulative dividend				$ 4,800	$ 2,900
Series A Preferred Stock
Temporary Equity [Line Items]
Distribution priority ratio				1.5
Preferred returns percentage				8.00%
Unpaid cumulative dividend				$ 4,800	2,900
Liquidation preference				$ 37,114	$ 34,300
Right to purchase additional shares in each tranche | shares				508,688
Dividend per share | $ / shares				$ 2.34	$ 1.41
First Tranche | Series A Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Stock Issued During Period, Shares, New Issues | shares			1,220,851
Number of members of Company's Board of Directors can be elected by Preferred Stock holders				3
Second Tranche | Series A Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Stock Issued During Period, Shares, New Issues | shares	508,712	305,188		813,900
Fair value				$ 482
Number of members of Company's Board of Directors can be elected by Preferred Stock holders				5
Third Tranche | Series A Preferred Stock
Temporary Equity [Line Items]
Fair value				$ 1,214
Fourth Tranche | Series A Preferred Stock
Temporary Equity [Line Items]
Fair value				$ 1,214